SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect of Accounting Standards Update (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
ASSETS
Prepaid expenses	$ 70,346		$ 21,840
Property, plant and equipment, net			713,274
Operating lease right-of-use assets	161,974
Liabilities
Other current liabilities	318,212		151,753
Other long-term liabilities	$ 188,575		39,139
Cumulative Effect, Period of Adoption, Adjustment
ASSETS
Prepaid expenses		$ (200)	(180)
Operating lease right-of-use assets			90,932
Liabilities
Other current liabilities			7,754
Other long-term liabilities			83,191
Cumulative Effect, Period of Adoption, Adjusted Balance
ASSETS
Prepaid expenses			21,660
Property, plant and equipment, net			713,274
Operating lease right-of-use assets			90,932
Liabilities
Other current liabilities			159,507
Other long-term liabilities			$ 122,330